                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09751

                      FORTRESS REGISTERED INVESTMENT TRUST
                      ------------------------------------
               (Exact name of Registrant as specified in charter)

1251 Avenue Of The Americas, 16th Floor, New York, NY             10020
------------------------------------------------------------------------------
         (Address of principal executive offices)               (Zip code)

  Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036
------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 798-6100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

The Registrant's Schedule of Investments as of September 30, 2004 is as follows:

                                         % OF
                                       CONTROLLED
                                       AFFILIATE   COST (c)(d)
CONTROLLED AFFILIATE (a)                 OWNED      (000S)      NAME OF ISSUE OR NATURE OF INDEBTEDNESS HELD BY CONTROLLED AFFILIATE
------------------------                 -----      ------      --------------------------------------------------------------------
FRIT Capital Trading LLC                 100%      $       988  U.S. Government treasury securities; 1.71%; sold October 2004
                                                                Repurchase agreement with Bear, Stearns & Co. Inc.; 2.00%; repaid
                                                                 October 2004
Fortress Brookdale Acquisition LLC        51%          160,064  Brookdale Living Communities Inc., an owner and operator of senior independent living facilities; common stock
FRIT Palazzo Due LLC                     100%            6,099  Palazzo Finance Due S.p.A. Class D Asset Backed Variable Return
                                                                 Notes due 2032
FRIT Ital SL                             100%           15,618  Italfondiario SpA , an Italian holding company, common stock

                                                                Foreign Currency Hedges (e)
Portland Acquisition I LLC               100%           16,466  168,000 square foot building in Portland, OR
Fortress UK Acquisition Company          100%           82,267  Mapeley Limited, a British real estate operating company, common
("FUKA")                                                         stock
                                                                Royal Bank of Scotland swaps related to Palazzo Due

                                                                Restricted cash

                                                                Foreign Currency Hedges (e)

Ital SP Acquisition GP LLC, SP GP LLC,   100%            4,641  Undivided interest in Italian defaulted secured claims
FRIT
 Ital SP Acquisition LP and FRIT SP LP
NCS I LLC                                 42%            3,825  NCS Holding Company, a speciality finance company and loan servicer, common

                                                                AMRESCO real estate related assets
FRIT PINN LLC                            100%           33,829  Global Signal Inc. (formerly known as Pinnacle Holdings Inc.), a provider of telecommunication rental space, common stock
                                                                Pinnacle Holdings Inc. Discounted Secured Notes; LIBOR + 4.5%;
                                                                repaid February 2004

                                            NUMBER OF
                                             SHARES,            DIVIDENDS,
                                             PRINCIPAL/        INTEREST AND
                                            NOTIONAL             REALIZED
                                             AMOUNT               GAINS         FAIR VALUE
CONTROLLED AFFILIATE (a)                      (000S)              (000S)          (000S)
------------------------                      ------              ------          ------
FRIT Capital Trading LLC                  $   1,099,312        $          -    $  1,099,312

                                             (1,098,480)                  -    $ (1,098,480)
Fortress Brookdale Acquisition LLC
                                                      1                   -         191,001
FRIT Palazzo Due LLC                       E     18,080                 874          17,708
FRIT Ital SL                                     11,000                 188          21,223
                                                       (e)                -            (314)
Portland Acquisition I LLC                            -                   -          13,860
Fortress UK Acquisition Company
("FUKA")                                   E          1                   -         145,296
                                                      -               3,715               -
                                                      -                  77           5,691
                                                       (e)                -            (679)
Ital SP Acquisition GP LLC, SP GP LLC,     E  1,315,188                   -           4,271
FRIT
 Ital SP Acquisition LP and FRIT SP LP
NCS I LLC                                             1                   -           3,686
                                                      -                 991             139
FRIT PINN LLC                                    19,662              18,332         450,266

                                            $         -                  33               -

Continued on next page

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
                                                % OF
                                             CONTROLLED
                                             AFFILIATE  COST (c)(d) NAME OF ISSUE OR NATURE OF INDEBTEDNESS HELD BY CONTROLLED
CONTROLLED AFFILIATE (a)                      OWNED       (000S)    AFFILIATE
------------------------                      -----       ------    ----------------------------------------------------------
Ital Investment Holdings II LLC and Ital Tre   100%       169,437   Palazzo Finance Tre Srl Asset Backed Class E and F Notes
                                                                    (LIBOR + 2.5% due 2018 and Variable Return due 2018,
  Investors LP                                                      respectively) Foreign Currency Hedges (e)

FRIT BPC Acquisition LLC                       100%        20,469   AH Battery Park Owner LLC, owner of an assisted living
                                                                    facility, term loan;  LIBOR + 2.70%; due December 2005

                                                                    AH Battery Park Owner LLC discounted, non-performing 19.5%
                                                                    mezzanine loan due December 2005

                                                                    GE Capital repo financing; LIBOR+3.75% (floor 5%);
                                                                    due December 2005

FRIT GC-GM Acquisition LLC (f)                 100%             -   Grand Court - Adrian Assoc.; discounted non-performing loan;
                                                                    repaid January 2004

                                                                    Grand Court - Albuquerque Assoc.; discounted non-performing loan; repaid January 2004

                                                                    Brookstead Assoc.; discounted non-performing loan; repaid
                                                                    March 2004

                                                                    Flamingo Vista Assoc. Limited Partnership; discounted
                                                                    non-performing loan; repaid January 2004

N/A - direct investment of FRIT (f)                             -   BLC-GFB LLC, a portfolio of assisted living facilities, 15%
                                                                    participating loan; repaid May 2004

                                                        ---------
  Total Investments (b)                                 $ 513,703
                                                        =========

                                                              NUMBER OF
                                                               SHARES,
                                                              PRINCIPAL/       DIVIDENDS,
                                                               NOTIONAL       INTEREST AND
                                                               AMOUNT          REALIZED        FAIR VALUE
CONTROLLED AFFILIATE (a)                                       (000S)         GAINS (000S)       (000S)
------------------------                                       ------         ------------       ------
Ital Investment Holdings II LLC and Ital Tre

  Investors LP                                               E   186,583                -          165,926
                                                                        (e)             -           (5,616)

FRIT BPC Acquisition LLC                                     $    49,125              467           39,938

                                                             $     8,520                -            1,000

                                                             $   (20,406)               -          (20,469)

FRIT GC-GM Acquisition LLC (f)                               $         -              235                -

                                                             $         -            1,923                -

                                                             $         -              176                -

                                                             $         -              752                -
N/A - direct investment of FRIT (f)                          $         -            1,092                -
                                                                              -----------      -----------
   Total Investments (b)                                                      $    28,855      $ 1,033,759
                                                                              ===========      ===========

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

(a) An affiliated company is a company in which Fortress Registered Investment Trust ("FRIT") has ownership of at least 5% of the voting securities. These securities are restricted as to public resale and are not readily marketable. With the exception of short term investments, FRIT's controlled affiliates invest principally in real estate related debt and equity securities.

(b) The United States Federal income tax basis of FRIT's investments at the end of the period was approximately $614.9 million and, accordingly, net unrealized appreciation for United States Federal income tax purposes was approximately $418.9 million (gross unrealized appreciation of $541.3 million and gross unrealized depreciation of $122.4 million).

(c)   Net of returns of capital.

(d)   Purchases/fundings occurred throughout the period.

(e) The foreign currency hedges held by FRIT on behalf of its investments are comprised of the following:

FORWARD CONTRACTS

Notional                                               Fair
Amount                              Maturity           Value
(000's)            Currency           Date            ($000s)
--------           --------         --------          -------
FRIT Ital SL

11,000               EUR           11/26/2004       $     (314)
                                                    ==========

Fortress UK Acquisition Company

26,000               GBP            10/1/2004       $     (451)
14,000               GBP           11/26/2004             (228)
                                                    ----------
                                                    $     (679)
                                                    ==========

Ital Investment Holdings II LLC

81,000               EUR            10/1/2004       $   (2,647)
80,000               EUR           11/15/2004           (2,969)
                                                    ----------
                                                    $   (5,616)
                                                    ==========

(f) FRIT continues to maintain an investment in its controlled affiliates; however, the investment held by the controlled affiliate has been settled.

ITEM 2. CONTROLS AND PROCEDURES.

The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

ITEM 3. EXHIBITS.

(a)(1) Certification of Chief Executive Officer.

(a)(2) Certification of Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fortress Registered Investment Trust

By: /s/ Jeffrey Rosenthal
    ----------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Wesley R. Edens
    ---------------------
Name: Wesley R. Edens
Title: Chief Executive Officer
Date: November 29, 2004

By: /s/ Jeffrey Rosenthal
    -----------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: November 29, 2004